Loan and Security Agreement - Additional Information (Detail) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 23, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) Installment	Dec. 31, 2020 USD ($) Installment	Sep. 29, 2020 $ / shares	Dec. 31, 2016 $ / shares shares
Shares Issued And Outstanding [Line Items]
Warrants exercise price | $ / shares				$ 0.82
Rocket Lab USA, Inc.
Shares Issued And Outstanding [Line Items]
Loan and security agreement, maximum amount	$ 35,000
Loan agreement maturity date		Dec. 23, 2022	Dec. 23, 2022
Revolving line commitment fee	$ 105
Unused revolving line facility fee, percentage	0.20%
Minimum adjusted quick ratio		0.85	0.85
Available line of credit		$ 35,000	$ 35,000
Rocket Lab USA, Inc. | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Interest rate at event of default		5.00%	5.00%
Rocket Lab USA, Inc. | Revolving Credit Facility [Member] | Minimum [Member]
Shares Issued And Outstanding [Line Items]
Floating interest rate above prime rate		2.00%	2.00%
Rocket Lab USA, Inc. | Revolving Credit Facility [Member] | Maximum [Member]
Shares Issued And Outstanding [Line Items]
Floating interest rate above prime rate		5.25%	5.25%
Rocket Lab USA, Inc. | Term Loans [Member]
Shares Issued And Outstanding [Line Items]
Loan agreement description		The Company can request an advance from the Term Loan from December 23, 2020 through September 30, 2021 in an aggregate principal amount not to exceed the lesser of (i) $15,000, or (ii) measured at the time of each advance request, the difference of $35,000 less the aggregate outstanding amount of advances received under the revolving line. The aggregate outstanding principal amount of the Term Loan advances shall not exceed $15,000.	The Company can request an advance from the Term Loan from December 23, 2020 through September 30, 2021 in an aggregate principal amount not to exceed the lesser of (i) $15,000, or (ii) measured at the time of each advance request, the difference of $35,000 less the aggregate outstanding amount of advances received under the revolving line. The aggregate outstanding principal amount of the Term Loan advances shall not exceed $15,000.
Number of equal installments | Installment		36	36
Amount of minimum increment to repay term loan		$ 1,000	$ 1,000
Rocket Lab USA, Inc. | Common Stock [Member]
Shares Issued And Outstanding [Line Items]
Warrants issued | shares	13,432				51,184
Warrants exercise price | $ / shares	$ 11.62				$ 0.82